Item 1 – Schedule of Investments

American Growth Fund Series One
April 30, 2021
(unaudited)

Common Stock 99.62%	Shares	Market Value
Computer Software & Svcs 9.63%
Fair Isaac Corporation*	3,900	$2,033,499
		2,033,499
Semiconductor Cap. Equip. 9.63%
Teradyne Inc.	16,250	2,032,550
		2,032,550
Diversified Co. 9.45%
Chemed Corp	3,115	1,484,640
Honeywell International Inc.	2,291	510,985
		1,995,625
Railroad 7.43%
Kansas City Southern	5,368	1,568,583
		1,568,583
Cable TV 6.38%
Charter Communications Inc.*	2,000	1,346,900
		1,346,900
Online Media 5.79%
Alphabet Inc.*	235	553,072
Facebook Inc.*	1,521	494,447
Tencent Holdings Ltd. ADR	2,200	175,252
		1,222,771
Biotechnology 5.60%
Amgen Inc.	4,731	1,133,737
Jazz Pharmaceuticals PLC *	300	49,320
		1,183,057
Computer & Peripherals 4.93%
Cisco Systems Inc.	20,438	1,040,499
		1,040,499
Environmental 4.25%
Waste Management Inc.	6,498	896,529
		896,529

Computer Hardware 4.24%
Apple Inc.	6,816	$896,031
		896,031
Machinery 4.15%
The Middleby Corporation*	4,835	876,682
		876,682
Retail - Apparel & Specialty 4.03%
Amazon.com Inc.*	100	346,742
Alibaba Group Holding Limited Am*	1,120	258,664
Tractor Supply Company	1,300	245,180
		850,586
Application Software 3.71%
Microsoft Corporation	3,109	784,028
		784,028
Semiconductor 3.46%
Intel Corporation	10,819	622,417
NVIDIA Corporation	180	108,068
		730,485
Transportation & Logistics 2.30%
Old Dominion Freight Line Inc.	945	243,630
Norfolk Southern Corporation	620	173,129
J.B. Hunt Transport Services Inc.	400	68,284
		485,043
Home Improvement Stores 1.75%
Home Depot Inc. (The)	1,140	368,984
		368,984
Farm & Construction Machinery 1.59%
Caterpillar Inc.	1,471	335,550
		335,550
Restaurants 1.49%
Starbucks Corporation	2,748	314,619
		314,619
Industrial Products 1.47%
Vestas Wind Systems A/S ADR Uns	2,500	171,000
Eaton Corporation PLC	970	138,642
		309,642

Insurance - Property and Causality 1.31%
Selective Insurance Group Inc.	2,088	$158,980
Markel Corporation*	100	117,642
		276,622
Communication Services 1.20%
AT&T Inc.	6,351	199,485
Verizon Communications Inc.	940	54,323
		253,808
Chemicals 0.95%
Balchem Corporation	1,575	200,324
		200,324
ETF 0.77%
KraneShares Bosera MSCI China A	3,550	162,235
		162,235
Business Services 0.76%
Paychex Inc.	1,651	160,956
		160,956
Health Care Plans 0.72%
UnitedHealth Group Incorporated	380	151,544
		151,544
Retail Store 0.62%
Dollar Tree Inc.*	1,145	131,560
		131,560
Drug 0.61%
Johnson & Johnson	796	129,533
		129,533
Medical Diagnostics & Research 0.45%
Thermo Fisher Scientific Inc.	200	94,046
		94,046
Software 0.44%
Salesforce.com Inc *	400	92,128
		92,128
Health Care Providers 0.25%
HCA Healthcare Inc.	265	53,281
		53,281
Telecommunication Services 1.16%
T-Mobile US, Inc. *	400	52,852
		52,852

Total Value Common Stocks (cost $6,063,207)	99.62%	21,030,552
Cash and Receivable, less liabilities	0.38%	80,211
Total Net Assets	100.00%	$21,110,763

*	Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	14,967,578
Gross Unrealized depreciation on investment securities	(232)
Net Unrealized depreciation on investment securities	14,967,346
Cost of investment securities for federal income tax purposes	6,063,206

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$21,030,552	$0	$0	$21,030,552